Other Current Assets - Additional Information (Detail) (TransUnion Corp-Successor, USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
TransUnion Corp-Successor
Other Assets, Current [Line Items]
Deferred financing fees		$ 3.8
Increase/Decrease in current deferred tax assets	$ (8.4)	$ 10.2